Cover	Oct. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-41612
Entity Registrant Name	STRIVE, INC.
Entity Central Index Key	0001920406
Entity Tax Identification Number	88-1293236
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	200 Crescent Ct
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	855
Local Phone Number	427-7360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, $0.001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	ASST
Security Exchange Name	NASDAQ
Variable Rate Series A Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	Variable Rate Series A Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	SATA
Security Exchange Name	NASDAQ